Royalty, Stream and Working Interests - Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Royalty, stream and working interests
Balance at beginning of year	$ 4,098.8	$ 4,027.1
Additions	2,191.3	407.4
Disposal		(10.6)
Impairment reversal	4.8
Depletion	(304.2)	(223.0)
Impact of foreign exchange	52.4	(102.1)
Balance at end of year	6,043.1	4,098.8
Mining Royalties
Royalty, stream and working interests
Balance at beginning of year	1,034.3	948.7
Additions	1,370.7	140.3
Disposal		(10.6)
Transfers	(4.0)	44.0
Depletion	(81.4)	(40.0)
Impact of foreign exchange	20.8	(48.1)
Balance at end of year	2,340.4	1,034.3
Streams
Royalty, stream and working interests
Balance at beginning of year	1,273.3	1,359.0
Additions	524.9	36.2
Impairment reversal	4.8
Depletion	(158.5)	(121.9)
Balance at end of year	1,644.5	1,273.3
Energy
Royalty, stream and working interests
Balance at beginning of year	1,197.8	1,146.4
Additions	9.7	137.0
Depletion	(63.6)	(60.9)
Impact of foreign exchange	13.5	(24.7)
Balance at end of year	1,157.4	1,197.8
Advanced
Royalty, stream and working interests
Balance at beginning of year	343.4	396.0
Additions	283.9	8.9
Transfers	4.0	(36.2)
Depletion	(0.7)	(0.2)
Impact of foreign exchange	14.8	(25.1)
Balance at end of year	645.4	343.4
Exploration
Royalty, stream and working interests
Balance at beginning of year	250.0	177.0
Additions	2.1	85.0
Transfers		(7.8)
Impact of foreign exchange	3.3	(4.2)
Balance at end of year	$ 255.4	$ 250.0